6. INTANGIBLE ASSETS (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible assets consist
SUGARDOWN technology and patent applications	$ 900,000	$ 900,000	$ 900,000
Less accumulated amortization	(251,786)	(203,571)	(139,286)
Intangible assets, net	$ 648,214	$ 696,429	$ 760,714